Note 3 - Acquisitions and Reorganisation	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
(3)	Acquisitions and reorganisation

Acquisitions and reorganisation in 2015

Acquisitions of additional interests in subsidiaries

During the year ended December 31, 2015, the Group had entered into several agreements to acquire from the non-controlling shareholders of certain of the Group’s subsidiaries the additional interests in those subsidiaries for the total considerations of RMB187,810. The Group retains its controlling financial interests before and after the transactions.

The schedule below discloses the effects of changes in the Group’s ownership in subsidiaries on the Group's equity:

Year ended December 31, 2015
RMB
Net income attributable to the Company's shareholders	210,086
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063

Reorganisation

In 2015, the Group completed corporate restructuring relating to CNinsure Insurance Surveyors & Loss Adjustors Holding Co., Ltd. ("CISLA"), or the CISLA Restructuring, the operating company for the claims adjusting segment. Prior to the CISLA Restructuring, the Group owned 51% of the equity interests of Guangdong CNinsure Fangzhong Investment Management Co., Ltd., ("Fangzhong"), which held 100% equity interests in CISLA. In June 2015, CISLA introduced two new investors, Shenzhen Yuanqian Investment Partnership (Limited Partnership) and Shenzhen Longqian Investment Partnership (Limited Partnership), hereinafter referred to as “Yuanqian” and “Longqian”. Yuanqian and Longqian are owned by certain members of the management of the claims adjusting segment. Yuanqian and Longqian together subscribed for total of 12.4% of the equity interests in CISLA for a cash consideration of RMB17,000. As a result, Fangzhong's shareholding in CISLA was diluted from 100% to 87.6%. In July 2015, Fangzhong transferred 44.7% and 42.9% of the equity interests in CISLA to Guangdong Meidiya Investment Co., Ltd. ("Meidiya Investments"), a subsidiary of the Group, and 22 individuals, among whom were management members of the claims adjusting segment, for total purchase prices of RMB61,200 and RMB58,800, respectively. These purchase prices were calculated on the basis of total capital contribution by Fangzhong to CISLA. After the CISLA Restructuring, the Group owns 44.7% of the equity interests and remains as the largest shareholder. The Group continue to exercise substantial control over CISLA pursuant to shareholders’ agreements signed with Yuanqian, Longqian and two executive officers of the claims adjusting segment.

The Group recorded stock compensation expense of RMB3,400, being the excess of the estimated fair value of Yuanqian, Longqian and 22 individual’s equity interest in CISLA over the consideration paid by the investors. The excess is deemed compensation to the two partnerships’ shareholders, who are members of the claims adjusting segment’s management, for their past services.

In July 2015, in order to align the interests of the founding team of Chetong.net with the growth of the platform, Fangzhong, the subsidiary of the Group that initially owned 100% of the equity interests in Chetong Network and operated Chetong.net, transferred  80.1% of the equity interests in Chetong Network to the management and employees of Chetong Network for cash consideration of RMB16,020, and 19.9% of the equity interests in Chetong Network to CISLA for cash consideration of RMB3,980 which approximated its fair value at the disposal date. As a result, CISLA and the management and employees of Chetong Network currently hold 19.9% and 80.1% of Chetong Network, respectively.

As part of the Company’s growth strategy, CISLA filed an application in November 2015 with National Equities Exchange and Quotations (“NEEQ”) to list on the New Third Board, an emerging over-the-counter stock market for medium- and small-cap companies in China.

Acquisitions in 2014

In April 2014, the Group entered into agreements to acquire 100% equity interests in Nanjing Yukai Insurance Agency Co., Ltd. ("Nanjing") and Wenzhou Huilian Insurance Agency Co., Ltd ("Wenzhou") at the cash consideration of RMB27,000 and RMB16,000, respectively.

In April 2014, the Group also entered into an agreement to acquire the remaining 70% equity interests in Jiaxing Lianbao Insurance Agency Co., Ltd ("Jiaxing") at the cash consideration of RMB21,000. The fair value of 30% equity interests in Jiaxing previously held by the Group was remeasured to RMB9,000, hence the Group recognized gain from step acquisition of RMB8,812 at acquisition date.

The acquisitions of Nanjing, Wenzhou and Jiaxing were completed on May 1, 2014. Pursuant to the agreements, the selling shareholders of Nanjing, Wenzhou and Jiaxing agreed to return part of considerations to the Group, if the performance criteria of Nanjing, Wenzhou and Jiaxing for years 2014 to 2016 cannot be met. The fair value of such contingent arrangements approximates to zero at the acquisition date. As for the year ended December 31, 2014, Wenzhou has met the performance criteria but Nanjing and Jiaxing has failed to meet the performance criteria. As for the year ended December 31, 2015, all of the three subsidiaries failed to meet the performance criteria. The Group has issued waivers to the sellers of the three subsidiaries to release the return of considerations related to these three companies’ under-performance for both 2014 and 2015.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
Net tangible (liabilities) assets acquired	(4,116)	2,708	3,670
Intangible assets	7,650	4,110	7,290
Goodwill	23,850	10,209	20,862
Deferred tax assets	1,529	—	—
Deferred tax liabilities	(1,913)	(1,027)	(1,822)
Total consideration	27,000	16,000	30,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB54,921 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s agency segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Nanjing	Wenzhou	Jiaxing
Customer relationship	6.7	4,840	2,920	4,630
Non-compete agreement	3.0	520	270	480
Agency agreement	6	2,290	920	2,180
Total		7,650	4,110	7,290

The weighted average amortization period of the intangible asset acquired is 6.3 years.

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2013. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2013, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Pro forma for year ended December 31, 2013

	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
	(unaudited)	(unaudited)	(unaudited)
Pro forma net revenues	1,769,665	1,769,428	1,780,360
Pro forma income from operations	16,561	17,531	16,348
Pro forma net income	94,541	95,289	94,215
Pro forma net income per share	0.09	0.10	0.09

Pro forma for year ended December 31, 2014

	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
	(unaudited)	(unaudited)	(unaudited)
Pro forma net revenues	2,159,466	2,155,319	2,163,231
Pro forma income from operations	30,612	30,840	31,355
Pro forma net income	161,580	161,736	162,318
Pro forma net income per share	0.16	0.16	0.16

The amounts of Nanjing, Wenzhou and Jiaxing’s net revenue and earnings included in the Group’s consolidated income statement from May 1, 2014 to December 31, 2014 are RMB19,060, RMB11,902 and RMB22,136, respectively and RMB2,323, RMB1,151 and RMB619, respectively.